Cost and Fair Value of Debt Securities Classified as Available-for-Sale Securities and Held-to-Maturity Securities by Contractual Maturity (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Available for Sale Securities, Cost
Due in one year or less	¥ 168,174
Due after one year through five years	379,776
Due after five years through ten years	255,909
Due after ten years	931,905
Total	1,735,764
Available-for-sale securities, Fair Value
Due in one year or less	171,304
Due after one year through five years	385,098
Due after five years through ten years	277,295
Due after ten years	1,070,459
Total	1,904,156
Held-to-maturity securities, Cost
Due in one year or less	954
Due after one year through five years	19,527
Due after five years through ten years	206,023
Due after ten years	4,742,791
Held-to-maturity securities, Cost	4,969,295	¥ 4,504,913
Held-to-maturity securities, Fair Value
Due in one year or less	957
Due after one year through five years	20,206
Due after five years through ten years	234,478
Due after ten years	5,549,425
Total	¥ 5,805,066	¥ 4,927,698